Withholding Tax Receivables, Net (Details) - Schedule of withholding tax receivables - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of withholding tax receivables [Abstract]
Balance at January 1	$ 6,865,971	$ 5,405,006
Addition	728,165	960,497
Collection	(1,527,771)
Write off	(710,219)
Allowance for uncollectible	(1,055,775)
Exchange difference	(75,332)	500,468
Balance at December 31	$ 4,225,039	$ 6,865,971